Investment Risks	Jun. 22, 2026
Nicholas Crypto Income ETF | Affiliated Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Underlying Fund Risk. Nicholas Wealth acts as investment sub-adviser to one or more Underlying Funds in which the Fund may invest directly (“Affiliated Underlying Funds”) and receives sub-advisory fees and profits generated by such Affiliated Underlying Funds. It is possible that a conflict of interest among the Fund and the Affiliated Underlying Funds could affect how Nicholas Wealth fulfills its fiduciary duties to the Fund and to the Affiliated Underlying Funds. Nicholas Wealth may have a conflict of interest in allocating Fund assets among Affiliated Underlying Funds and non-affiliated Underlying Funds. In addition, Nicholas Wealth may have an incentive to consider the effect on an Affiliated Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated Underlying Fund. Although Nicholas Wealth takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.